Government Cash Portfolio
Government Cash Portfolio
Investment Objective:
Maximum current interest income consistent with the preservation of capital and liquidity.
Fees and Expenses of the Portfolio:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Government Cash Portfolio Government Cash Portfolio
Maximum Account Fee (annual percentage of assets under management)	1.25%	[1]
[1]	Investors in the Portfolios must be clients of The Glenmede Trust Company, N.A. (“Glenmede Trust”) or its affiliated companies (“Affiliates”). The “Maximum Account Fee” in the above table is the current maximum annual fee that Glenmede Trust or its Affiliates would charge its clients directly for fiduciary, trust and/or advisory services (e.g., personal trust, estate, advisory, tax and custodian services).

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses	Government Cash Portfolio Government Cash Portfolio
Management Fees	none
Other Expenses	0.17%	[1]
Total Annual Portfolio Operating Expenses	0.17%
[1]	(includes 0.10% shareholder servicing fees payable to Glenmede Trust)

Example:
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Government Cash Portfolio | Government Cash Portfolio | USD ($)	17	55	96	217

Principal Investment Strategies:
Under normal market circumstances, the Government Cash Portfolio invests at least 80% of the value of its net assets (including borrowings for investment purposes) in short-term securities issued or guaranteed by the U.S. Treasury, U.S. Government agencies, or other agencies or instrumentalities sponsored by the U.S. Government, and enters into repurchase agreements secured by securities issued or sponsored by such entities. The Portfolio invests in securities which Glenmede Investment Management LP (the “Advisor”) believes present minimal credit risks at the time of purchase and which mature or provide for redemption within 13 months from the date of purchase. Such securities must be rated in the two highest rating categories by a nationally recognized statistical rating organization or if unrated, determined to be of comparable quality at the time of purchase. The dollar-weighted average maturity of the Portfolio is expected to be 60 days or less and the dollar-weighted average life to maturity is expected to be 120 days or less.
Principal Investment Risks:
All investments carry a certain amount of risk and the Portfolio cannot guarantee that it will achieve its investment objective. In addition, the strategies that the Advisor uses may fail to produce the intended result.

The Portfolio may be appropriate for you if you seek monthly income with minimal risk to principal. The Portfolio is not appropriate for you if you are seeking a high level of monthly income or long-term total return.

Money Market Risk: You could lose money by investing in the Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Portfolio’s sponsor has no legal obligation to provide financial support to the Portfolio, and you should not expect that the sponsor will provide financial support to the Portfolio at any time.

Interest Rate Risk: The value of the Portfolio’s investments tend to fluctuate with changes in interest rates. Generally, their value will decrease when interest rates rise and increase when interest rates fall. A period of low interest rates may cause the Portfolio to have a lower or negative yield. Although in recent periods, governmental financial regulators, including the Federal Reserve, have taken steps to maintain historically low interest rates; the Federal Reserve recently raised interest rates slightly. It is possible that governmental action will be less effective in maintaining low interest rates or action will be taken to raise interest rates further. Changes in market conditions and government action may have adverse effects on investments, volatility, and liquidity in debt markets, potentially negatively impacting the Portfolio’s performance and disrupting portfolio management by increased shareholder redemptions.

Credit Risk: Although the Portfolio invests in money market instruments which the Advisor believes present minimal credit risks at the time of purchase, there is a risk that an issuer may not be able to make principal and interest payments when due.

Government Agency Risk: Direct obligations of the U.S. Government such as Treasury bills, notes and bonds are supported by its full faith and credit. Indirect obligations issued by Federal agencies and government-sponsored entities generally are not backed by the full faith and credit of the U.S. Treasury. Accordingly, while U.S. Government agencies and instrumentalities may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury. Some of these indirect obligations may be supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; still others are supported only by the credit of the instrumentality.

Default Risk: The Portfolio may make loans through collateralized repurchase agreements. Although loans made by the Portfolio are collateralized with the borrower’s securities or cash, the Portfolio could suffer a loss if the borrower defaults on its obligation to buy the securities back under the terms of the repurchase agreement.

Regulatory Risk: The risk associated with the Securities and Exchange Commission’s recently adopted changes to the rules that govern money market funds. These changes may affect the Portfolio’s investment strategies, operations and/or return potential. As of the date of this Prospectus, the Advisor is evaluating the potential impact of these changes, which have a phase-in compliance period ranging from July 2015 through October 2016.
Performance Information:
The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from year to year. The table shows how the Portfolio’s average annual total returns for one, five and ten years compare to those of selected market indices. The Portfolio’s past performance, before and after-taxes, does not necessarily indicate how it will perform in the future. Performance reflects fee waivers in effect from time to time since 2010. If fee waivers were not in place, the Portfolio’s performance would be reduced. Updated performance information is available by visiting www.glenmedeim.com or by calling 1-800-442-8299.
Government Cash Portfolio

During the periods shown in the bar chart, the highest quarterly return was 1.30% (for the quarter ended December 31, 2006) and the lowest quarterly return was 0.00% (for the quarter ended March 31, 2011, June 30, 2011, September 30, 2011, December 31, 2011, March 31, 2012, June 30, 2012, September 30, 2012, December 31, 2012, March 31, 2013, June 30, 2013, September 30, 2013, December 31, 2013, March 31, 2014, June 30, 2014, September 30, 2014, December 31, 2014, March 31, 2015, June 30, 2015 and September 30, 2015).
Average Annual Total Returns (for the periods ended December 31, 2015)
Average Annual Total Returns - Government Cash Portfolio		Past 1 Year	Past 5 Years	Past 10 Years
Government Cash Portfolio		0.01%	none	1.28%
iMoneyNet’s Government All Average™	[1]	0.01%	0.01%	1.06%
[1]	The iMoneyNet’s Government All Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds similar to the Portfolio.

7 Day Yield as of December 31, 2015: 0.16%